Securities at amortised cost - Summary of securities at amortised costs (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 967,655	€ 951,934
Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	87,703	87,635
Financial assets at FVOCI
Disclosure Of Financial Assets [Line Items]
Financial assets	31,625	30,635	€ 35,895
Financial assets at FVOCI | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	29,095	27,340
Financial assets at amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	48,160	48,319
Fair value through other comprehensive income and amortised cost | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	77,255	75,659
Trading assets | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	4,189	5,319
Financial assets at FVPL | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	6,258	6,658
Total debt securities at fair value through profit or loss | Debt securities
Disclosure Of Financial Assets [Line Items]
Financial assets	€ 10,447	€ 11,976